DEFICIENCY IN STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended						12 Months Ended
	May 31, 2024	May 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Feb. 29, 2024	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized			1,500,000,000					1,500,000,000			1,500,000,000			1,500,000,000	1,500,000,000
Common stock, par value			$ 0.0001					$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued			919,263,385					1,011,096,715			903,263,385			919,263,385	903,263,385
Common stock, shares outstanding			919,263,385					1,011,096,715			903,263,385			919,263,385	903,263,385
Preferred stock, shares authorized			200,000,000					200,000,000			200,000,000			200,000,000	200,000,000
Preferred stock, par value			$ 0.0001					$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Number of value, services														$ 212,800
Common shares issued											300,000			52,500,000	52,500,000
Number of issuance, value								$ 275,500			$ 10,200			$ 252,750	$ 435,250
Issuance of common stock								275,500
Prepaid expense			$ 164,476					$ 109,484			432,426			164,476	432,426
Common shares issued to settle accrued compensation											1,411,333
Loss on debt extinguishment on settlement											$ 668,667				(668,667)
Exercise price of warrants, description											During the fourth quarter 2023, investors exercised 21,540,438 warrants for cash of $107,078 and a subscription receivable of $625 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.005 per share. Upon exercise the Company issued 21,540,438 common shares and 21,540,438 replacement warrants with an exercise price of $0.02.
Proceeds from warrant exercises											$ 107,078				$ 107,078
Exercise price
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized											1,500,000,000				1,500,000,000
Common stock, par value									$ 0.0133
Number of shares, services														16,000,000
Number of value, services														$ 1,600
Common shares issued								91,833,330					49,651,812
Number of issuance, value								$ 9,183	$ 212,800
Issuance of common stock														514,500	514,500
Amortized expense			314,416								$ 128,675			314,416	128,675
Prepaid expense			$ 71,409											$ 71,409
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Common shares issued									16,000,000		300,000
Number of issuance, value											$ 10,200
Common Stock [Member] | Officer [Member]
Class of Stock [Line Items]
Common shares issued											35,000,000
Number of issuance, value											$ 343,000
Common Stock [Member] | Former Officer [Member]
Class of Stock [Line Items]
Common shares issued											15,000,000
Number of issuance, value											$ 147,000
Common Stock [Member] | Former Director [Member]
Class of Stock [Line Items]
Common shares issued											2,500,000
Number of issuance, value											$ 24,500
Common Stock [Member] | Two Current Officer [Member]
Class of Stock [Line Items]
Common shares issued											200,000,000
Number of issuance, value											$ 2,080,000
Warrant [Member]
Class of Stock [Line Items]
Subscription receivable											$ 625				$ 625
Common shares issued								91,833,330			21,540,438
Class of warrant exercised											21,540,438
Proceeds from warrant exercised											$ 107,078
Proceeds from warrant exercises											$ 107,077
Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price								$ 0.03
Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price								$ 0.05
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000					1,000,000			1,000,000			1,000,000	1,000,000
Preferred stock, shares outstanding			647,500					756,000			0			647,500	0
Debt Instrument, Convertible, Conversion Price	$ 0.0025					$ 0.0025
Debt Instrument, Redemption Price, Percentage	125.00%
Voting rights		one				one
Dividends	$ 0
Preferred stock, liquidation preference per share	$ 1.00					$ 1.00
Preferred stock, shares issued			647,500					756,000			0			647,500	0
Series A Preferred Stock [Member] | Exchange For Services [Member]
Class of Stock [Line Items]
Number of shares, services			132,500		515,000			108,500
Number of value, services			$ 132,500		$ 505,000			$ 108,500
Series A Preferred Stock [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Number of value, services				$ 10,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000					1,000,000			1,000,000			1,000,000	1,000,000
Preferred stock, shares outstanding			1,000,000					1,000,000			747,250			1,000,000	747,250
Debt Instrument, Convertible, Conversion Price			$ 0.0075					$ 0.0075						$ 0.0075
Debt Instrument, Redemption Price, Percentage								125.00%						125.00%
Dividends								$ 0						$ 0
Preferred stock, liquidation preference per share			$ 1.00					$ 1.00						$ 1.00
Subscription receivable											$ 115,000				$ 115,000
Preferred stock, shares issued			1,000,000					1,000,000			747,250			1,000,000	747,250
Series B Preferred Stock [Member] | Exchange For Services [Member]
Class of Stock [Line Items]
Number of shares, services							252,750				176,500	210,000	163,750
Number of value, services							$ 252,750				$ 61,500	$ 210,000	$ 163,750
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			30,000,000					30,000,000			30,000,000			30,000,000	30,000,000
Preferred stock, shares outstanding			24,000,000					24,000,000			24,000,000			24,000,000	24,000,000
Convertible percentage								30.00%						30.00%
Dividend rights			$ 0					$ 0						$ 0
Deemed dividend								$ 525,500		$ 0				$ 91,200	$ 1,860,440
Preferred stock, shares issued			24,000,000					24,000,000			24,000,000			24,000,000	24,000,000
Series C Preferred Stock Deemed Dividend [Member]
Class of Stock [Line Items]
Common shares issued													6,000,000
Number of issuance, value													$ 3,626,365